Basic and Diluted Net Income (Loss) Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Income (loss) attributable to ordinary shareholders - basic	$ (250,856)	(1,562,859)	(930,104)	757,357
Interest expense of convertible bonds and change in fair value of conversion feature of convertible bonds				87,357
Income (loss) attributable to ordinary shareholders - diluted	$ (250,856)	(1,562,859)	(930,104)	844,714
Denominator:
Weighted-average number of shares outstanding, opening	421,676,232	421,676,232	419,318,032	289,087,589
Weighted-average number of shares issued during the year				21,236,348
Weighted-average number of new ordinary shares issued in connection with exercise of options and vesting of RSUs	491,273	491,273	1,007,669	939,371
Weighted-average number of shares outstanding - basic	422,167,505	422,167,505	420,325,701	311,263,308
Weighted-average number of stock options and RSUs granted in connection with the stock option plan				917,778
Weighted-average number of shares to be issued upon the conversion of convertible bonds				45,091,519
Weighted-average number of shares outstanding - diluted	422,167,505	422,167,505	420,325,701	357,272,605
Basic net income (loss) per share	$ (0.59)	(3.70)	(2.21)	2.43
Diluted net income (loss) per share	$ (0.59)	(3.70)	(2.21)	2.36